Repurchases of Common Shares	12 Months Ended
Mar. 31, 2020
Repurchases of Common Shares [Abstract]
Schedule of Treasury Stock by Class [Text Block]
13. REPURCHASE OF ORDINARY SHARES
On August 9, 2016, STERIS UK announced that its Board of Directors had authorized the purchase of up to $300,000 (net of taxes, fees and commissions) of our ordinary shares. As a result of the Redomiciliation, that share repurchase authorization terminated.
On May 7, 2019, our Board of Directors authorized the continuation of the share repurchase program resulting in a share repurchase authorization of $78,979 (net of taxes, fees and commissions).
On July 30, 2019, our Board of Directors approved an increase to the May 7, 2019 authorization of an additional amount of $300,000 (net of taxes, fees and commissions). As of March 31, 2020, there was approximately $338,979 (net of taxes, fees and commissions) of remaining availability under the authorization.
Under the authorizations, the Company may repurchase its shares from time to time through open market purchases, including 10b5-1 plans. Any repurchase program may be activated, suspended or discontinued at any time.
During fiscal 2020, we repurchased 273,259 of our ordinary shares for the aggregate amount of $40,000 (net of fees and commissions) pursuant to the 2019 authorizations. During fiscal 2019, we repurchased 651,093 of our ordinary shares for the aggregate amount of $72,082 (net of fees and commissions) pursuant to the 2016 authorization. During fiscal 2018, we repurchased 664,963 of our ordinary shares for the aggregate amount of $58,939 (net of fees and commissions) pursuant to the 2016 authorization.
During fiscal 2020, we obtained 122,884 of our ordinary shares in the aggregate amount of $11,235 in connection with share based compensation award programs. During fiscal 2019, we obtained 112,356 of our ordinary shares in the aggregate amount of $8,262 in connection with share based compensation award programs. During fiscal 2018, we obtained 127,903 of our ordinary shares in the aggregate amount of $7,014 in connection with share based compensation award programs.